Commitments (Narrative) (Details) - Standby letters of credit [Member] - USD ($) $ in Billions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Loss Contingencies [Line Items]
Internal credit ratings (as a percentage of portfolio) - Pass	94.00%	93.00%
Internal credit ratings (as a percentage of portfolio) - Below pass	6.00%	7.00%
Standby letters of credit - Terms outstanding - Minimum	1 year
Standby letters of credit - Terms outstanding - Maximum	8 years
Standby letters of credit - Assets securing certain specifically identified standby letters of credit	$ 1.0
Standby letters of credit and participations in standby letters of credit - Liability carrying amount	$ 0.2